Debt & Non-recourse debt - Narrative (Detail) - USD ($)	1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Allocated Parent debt								$ 634,000,000
Deferred financing costs	$ 10,000,000		$ 10,000,000	$ 10,000,000	$ 9,000,000			8,000,000
Principal Amount Outstanding	500,000,000		500,000,000	500,000,000	495,000,000
Restricted cash	103,000,000		103,000,000	103,000,000	62,000,000		$ 103,000,000	75,000,000
Reserves related to non-recourse debt
Debt Instrument [Line Items]
Restricted cash	22,000,000		22,000,000	22,000,000	24,000,000		$ 22,000,000	17,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs	2,000,000		2,000,000	$ 2,000,000	2,000,000
Unused commitment fee percentage under revolving facility				0.30%
Credit facility, interest rate description				The Term Loans bear interest at a variable rate, which is payable quarterly.
First lien net leverage ratio description				first lien net leverage ratio not to exceed 0.25:1.00.
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Maximum first lien net leverage ratio				25.00%
Term Loans | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Maximum amount of credit facility can be increased	300,000,000		300,000,000	$ 300,000,000
Timeshare Facility with an average rate of 1.93%, due 2019 | Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs	5,000,000		5,000,000	5,000,000
Senior Secured Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000,000		200,000,000	200,000,000
Debt instrument maturity period	5 years
Letters of credit outstanding, amount	$ 0		0	0
Short-term borrowings	10,000,000		10,000,000	10,000,000
Senior Secured Credit Facilities | Letter of Credit | Maximum
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity	30,000,000		30,000,000	30,000,000
Senior Secured Credit Facilities | Term Loans
Debt Instrument [Line Items]
Line of credit	200,000,000		200,000,000	200,000,000
Line of Credit | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Deferred financing costs	$ 8,000,000	$ 8,000,000	$ 8,000,000	$ 8,000,000	7,000,000
Principal Amount Outstanding		$ 300,000,000
Debt instrument, stated interest rate	6.125%	6.125%	6.125%	6.125%
Debt instrument, maturity year		2024
Debt instrument rate description				Interest on the Senior Unsecured Notes is payable semi-annually in arrears on June 1 and December 1 of each year, beginning on June 1, 2017.
Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption description				We may, at our sole option, redeem the Senior Unsecured Notes, in whole or in part, at any time prior to December 1, 2021, at a price equal to 100 percent of the principal amount, plus an applicable make-whole premium and accrued and unpaid interest. On and after, December 1, 2021, we may, at our sole option, redeem the Senior Unsecured Notes at 103.25 percent, 101.625 percent or 100 percent of the principal amount in 2021, 2022 or 2023, respectively, without any make-whole premium.
Debt instrument redemption beginning period				Dec. 01, 2021
Senior Notes | Prior to December 1, 2021
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount				100.00%
Senior Notes | On and After, December 1, 2021
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount				103.25%
Debt instrument redemption period				2021
Senior Notes | On and After, December 1, 2022
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount				101.625%
Debt instrument redemption period				2022
Senior Notes | On and After, December 1, 2023
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount				100.00%
Debt instrument redemption period				2023
Senior Notes | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Deferred financing costs	$ 8,000,000		$ 8,000,000	$ 8,000,000
Principal Amount Outstanding	300,000,000		300,000,000	$ 300,000,000	$ 300,000,000
Debt instrument, stated interest rate		6.125%			6.125%
Debt instrument, maturity year		2024		2024
Debt instrument, face amount		$ 300,000,000
Non-recourse Debt
Debt Instrument [Line Items]
Deferred financing costs	2,000,000		2,000,000	$ 2,000,000	$ 6,000,000
Line of credit facility, maximum borrowing capacity	450,000,000		450,000,000	450,000,000
Line of credit facility, current borrowing capacity	300,000,000		300,000,000	300,000,000
Principal Amount Outstanding	696,000,000		696,000,000	696,000,000	651,000,000
Non-recourse Debt | 2.66% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate						2.66%
Debt instrument, face amount						$ 291,000,000
Non-recourse Debt | 2.96% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate						2.96%
Debt instrument, face amount						$ 59,000,000
Non-recourse Debt | Timeshare Facility with an average rate of 1.93%, due 2019
Debt Instrument [Line Items]
Deferred financing costs	3,000,000		3,000,000	3,000,000	2,000,000
Line of credit facility, maximum borrowing capacity	450,000,000		450,000,000	450,000,000
Principal Amount Outstanding	450,000,000		$ 450,000,000	$ 450,000,000	$ 128,000,000
Debt instrument, maturity year				2019
Debt instrument maximum borrowing amount borrowing date			2018-08
Debt instrument required amounts borrowed to be repaid date			2019-08
Debt instrument borrowed amount	$ 300,000,000
Non-recourse Debt | 1.77% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate									1.77%
Debt instrument, face amount									$ 304,000,000
Non-recourse Debt | 2.07% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate									2.07%
Debt instrument, face amount									$ 46,000,000
Debt instrument stated maturity date				2026-11
Non-recourse Debt | 2.28% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate										2.28%
Debt instrument, face amount										$ 250,000,000
Debt instrument stated maturity date				2026-01
Securitized and Pledged
Debt Instrument [Line Items]
Timeshare financing receivables securitized						$ 357,000,000
Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Allocated Parent debt								$ 642,000,000